Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)



                                                  November 5, 2013

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


       Re:     AllianceBernstein Cap Fund, Inc.
                 -  AllianceBernstein Market Neutral Strategy - Global
                 -  AllianceBernstein Market Neutral Strategy - U.S.
               (File Nos. 2-29901 and 811-01716)
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Ladies and Gentlemen:

      On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Market Neutral Strategy - Global and AllianceBernstein Market Neutral Strategy - U.S. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 31, 2013.




                                                  Sincerely,


                                                  /s/ Anna C. Leist
                                                  -----------------
                                                      Anna C. Leist